Gross Investment In Lease (Schedule Of Gross Investment In Lease) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross Investment In Lease [Abstract]
Gross investment in lease	$ 110,438
Current portion	(14,640)
Gross investment in lease, non-current portion	$ 95,798